INCOME TAXES - Effective tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Statutory rate	21.00%	21.00%	35.00%
State income tax, net of federal tax benefit	12.80%	18.70%
Total	33.80%	39.70%